CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - € / shares	Jun. 30, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Ordinary shares, par value (in EUR cents per share)	€ 6	€ 6
Ordinary shares, shares authorized (in shares)	100,000,000	100,000,000
Ordinary shares, shares issued (in shares)	52,958,063	52,788,093
Ordinary shares, shares outstanding (in shares)	52,958,063	52,788,093